UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Dividend Income Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsTax-Advantaged Dividend Income Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 70.7% (48.0% of Total investments)		$640,105,895
(Cost $427,289,322)
Energy 9.6%		86,954,474
Oil, gas and consumable fuels 9.6%
BP PLC, ADR	187,500	7,280,624
Chevron Corp. (Z)	40,000	4,101,200
ConocoPhillips (Z)	145,000	9,132,100
Kinder Morgan, Inc.	115,000	4,720,750
ONEOK, Inc.	515,000	22,675,450
Royal Dutch Shell PLC, ADR, Class A	79,000	4,854,550
Spectra Energy Corp. (Z)	930,000	31,099,200
Total SA, ADR	60,000	3,090,600
Materials 0.1%		1,092,650
Metals and mining 0.1%
Freeport-McMoRan, Inc.	65,000	1,092,650
Telecommunication services 3.4%		30,356,654
Diversified telecommunication services 2.5%
AT&T, Inc. (Z)	390,000	12,838,800
Verizon Communications, Inc.	214,160	9,789,254
Wireless telecommunication services 0.9%
Vodafone Group PLC, ADR	220,000	7,728,600
Utilities 57.6%		521,702,117
Electric utilities 24.8%
American Electric Power Company, Inc. (Z)	590,000	37,057,900
Duke Energy Corp. (Z)	310,000	27,013,400
FirstEnergy Corp.	582,500	23,492,225
Northeast Utilities (Z)	657,500	36,543,850
OGE Energy Corp. (C)	540,000	18,997,200
Pinnacle West Capital Corp.	50,000	3,509,000
PPL Corp. (Z)	500,000	17,750,000
The Southern Company (Z)	375,000	19,020,000
UIL Holdings Corp. (C)	560,000	25,760,000
Xcel Energy, Inc. (Z)	405,000	15,199,650
Gas utilities 5.5%
AGL Resources, Inc. (Z)	100,550	5,669,009
Atmos Energy Corp.	570,000	32,438,700
Northwest Natural Gas Company (Z)	85,000	4,242,350
ONE Gas, Inc.	173,015	7,645,533
Multi-utilities 27.3%
Alliant Energy Corp.	160,000	10,977,600
Ameren Corp. (Z)	555,000	25,130,400
Black Hills Corp. (Z)	440,000	22,070,400
Dominion Resources, Inc. (Z)	400,000	30,756,000
DTE Energy Company (Z)	250,000	22,415,000
Integrys Energy Group, Inc.	380,000	30,818,000
National Grid PLC, ADR	230,000	16,178,200
NiSource, Inc. (Z)	785,000	33,959,100
Public Service Enterprise Group, Inc. (Z)	170,000	7,255,600
TECO Energy, Inc.	500,000	10,665,000
Vectren Corp. (Z)	775,000	37,138,000

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Dividend Income Fund

	Shares	Value
Preferred securities 75.4% (51.2% of Total investments)		$683,385,262
(Cost $647,552,721)
Financials 49.1%		444,636,661
Banks 29.8%
Bank of America Corp., 6.375% (Z)	139,000	3,523,650
Bank of America Corp., 6.625% (Z)	355,000	9,421,700
Bank of America Corp., Depositary Shares, Series D, 6.204%	230,000	5,842,000
Barclays Bank PLC, Series 5, 8.125% (Z)	505,000	13,281,500
BB&T Corp., 5.625%	600,000	15,288,000
BB&T Corp. (Callable 11-1-17), 5.200% (Z)	480,000	11,616,000
BB&T Corp. (Callable 6-1-18), 5.200%	263,900	6,381,102
Citigroup, Inc., Depositary Shares, Series AA, 8.125%	270,400	7,679,360
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	700,000	17,906,000
HSBC Holdings PLC, 8.000% (C)	325,000	8,729,500
HSBC Holdings PLC, 8.125% (Z)	50,000	1,335,000
HSBC USA, Inc., 6.500%	19,500	492,960
ING Groep NV, 6.200% (Z)	109,100	2,770,049
ING Groep NV, 7.050% (Z)	150,000	3,870,000
JPMorgan Chase & Company, 5.450%	240,000	5,880,000
JPMorgan Chase & Company, 5.500% (Z)	980,000	24,117,800
JPMorgan Chase & Company, 6.700%	30,000	799,500
RBS Capital Funding Trust VII, 6.080% (Z)	983,000	24,083,500
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	855,000	20,434,500
Santander Finance Preferred SAU, Series 1, 6.410% (Z)	15,500	395,250
Santander Holdings USA, Inc., Series C, 7.300%	110,000	2,872,100
The PNC Financial Services Group, Inc., 5.375% (C)	475,000	11,879,750
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	40,000	1,117,200
U.S. Bancorp, 5.150% (C)	835,000	20,666,250
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	296,000	8,755,680
Wells Fargo & Company, 6.000%	215,000	5,605,050
Wells Fargo & Company, 8.000%	1,207,000	35,413,380
Capital markets 14.2%
Deutsche Bank Contingent Capital Trust II, 6.550% (C)	310,000	8,323,500
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	22,341,004
Morgan Stanley, 6.625%	957,915	24,934,527
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	100,000	2,591,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	300,000	8,385,000
State Street Corp., 5.250% (Z)	915,000	22,271,100
State Street Corp., 6.000%	50,000	1,286,500
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	660,750
The Bank of New York Mellon Corp., 5.200% (Z)	435,000	10,592,250
The Goldman Sachs Group, Inc., 5.950% (C)	860,000	21,706,400
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	215,000	5,456,700
Consumer finance 0.4%
SLM Corp., Series A, 6.970% (Z)	74,000	3,654,860
Insurance 4.5%
Aegon NV, 6.500%	96,512	2,482,289
MetLife, Inc., Series B, 6.500% (Z)	1,415,000	36,917,350
Prudential Financial, Inc., 5.750%	40,000	1,025,200
Real estate investment trusts 0.2%
Ventas Realty LP, 5.450%	63,000	1,609,650

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Advantaged Dividend Income Fund

				Shares	Value
Financials (continued)
Thrifts and mortgage finance 0.0%
	Federal National Mortgage Association, Series S, 8.250% (I)			60,000	$241,800
Industrials 0.3%					3,202,500
Machinery 0.3%
	Stanley Black & Decker, Inc., 5.750% (Z)			125,000	3,202,500
Telecommunication services 5.4%					48,526,650
Diversified telecommunication services 3.6%
	Qwest Corp., 6.125% (Z)			730,000	17,899,600
	Qwest Corp., 7.375% (Z)			366,000	9,775,860
	Qwest Corp., 7.500% (Z)			120,000	3,241,200
	Verizon Communications, Inc., 5.900%			73,000	1,942,530
Wireless telecommunication services 1.8%
	Telephone & Data Systems, Inc., 5.875%			340,000	8,003,600
	Telephone & Data Systems, Inc., 6.625%			30,000	756,600
	Telephone & Data Systems, Inc., 6.875%			243,000	6,152,760
	United States Cellular Corp., 6.950% (Z)			30,000	754,500
Utilities 20.6%					187,019,451
Electric utilities 18.3%
	Alabama Power Company, Class A, 5.300% (C)			197,550	5,079,011
	Duke Energy Corp., 5.125%			240,000	5,961,600
	Duquesne Light Company, 6.500%			427,000	21,723,625
	Entergy Arkansas, Inc., 4.560%			9,388	898,021
	Entergy Arkansas, Inc., 6.450%			135,000	3,391,875
	Entergy Mississippi, Inc., 4.920%			8,190	820,024
	Entergy Mississippi, Inc., 6.250%			197,500	4,925,156
	Gulf Power Company, 5.600%			99,005	9,878,719
	Interstate Power & Light Company, 5.100%			1,460,000	37,303,000
	Mississippi Power Company, 5.250%			267,500	6,901,500
	NextEra Energy Capital Holdings, Inc., 5.000%			110,000	2,578,400
	NextEra Energy Capital Holdings, Inc., 5.125%			25,000	608,000
	NextEra Energy Capital Holdings, Inc., 5.700% (Z)			230,000	5,945,500
	PPL Capital Funding, Inc., 5.900%			1,010,000	25,755,000
	SCE Trust I, 5.625%			140,000	3,550,400
	SCE Trust II, 5.100% (Z)			1,275,000	30,561,750
Multi-utilities 2.3%
	BGE Capital Trust II, 6.200% (Z)			250,000	6,320,000
	DTE Energy Company, 5.250%			165,000	4,166,250
	DTE Energy Company, 6.500% (Z)			175,000	4,714,500
	Integrys Energy Group, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)			217,000	5,937,120
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.4% (0.3% of Total investments)					$3,341,250
(Cost $3,000,000)
Utilities 0.4%					3,341,250
Electric utilities 0.4%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	3,000,000	3,341,250

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Dividend Income Fund

	Par value	Value
Short-term investments 0.7% (0.5% of Total investments)		$6,809,000
(Cost $6,809,000)
Repurchase agreement 0.7%		6,809,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $6,809,000 on 2-2-15, collateralized by $6,440,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $6,947,472, including interest)	6,809,000	6,809,000
Total investments (Cost $1,084,651,043)† 147.2%		$1,333,641,407
Other assets and liabilities, net (47.2%)		($427,660,263)
Total net assets 100.0%		$905,981,144

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(C)	All or a portion of this security is segregated as collateral for options. Total collateral value at 1-31-15 was $113,417,889.
(I)	Non-income producing security.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(Z)	A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-15 was $624,177,959.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,091,465,012. Net unrealized appreciation aggregated $242,176,395, of which $255,527,105 related to appreciated investment securities and $13,350,710 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Energy	$86,954,474	$86,954,474	—	—
Materials	1,092,650	1,092,650	—	—
Telecommunication services	30,356,654	30,356,654	—	—
Utilities	521,702,117	521,702,117	—	—
Preferred securities
Financials	444,636,661	444,636,661	—	—
Industrials	3,202,500	3,202,500	—	—
Telecommunication services	48,526,650	46,584,120	$1,942,530	—
Utilities	187,019,451	145,382,031	41,637,420	—
Corporate bonds	3,341,250	—	3,341,250	—
Short-term investments	6,809,000	—	6,809,000	—
Total Investments in Securities	$1,333,641,407	$1,279,911,207	$53,730,200	—
Other Financial Instruments:
Futures	($4,672,625)	($4,672,625)	—	—
Written options	($1,656,975)	($1,656,975)	—	—
Interest rate swaps	($1,869,136)	—	($1,869,136)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the

6

volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2015, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at January 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Mar 2015	($123,584,875)	($128,257,500)	($4,672,625)
						($4,672,625)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2015 the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended January 31, 2015 and the contracts held at January 31, 2015

	Number of contracts	Premiums received
Outstanding, beginning of period	770	$2,517,393
Options written	2,475	5,901,930
Option closed	(1,960)	(5,878,777)
Options expired	(295)	(302,404)
Outstanding, end of period	990	$2,238,142

Name of Issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Russell 2000 Index	$1,180	Feb 2015	75	$164,772	($130,125)
Russell 2000 Index	1,190	Feb 2015	450	768,133	(578,250)
S&P 500 Index	2,020	Feb 2015	465	1,305,237	(948,600)
Total				$2,238,142	($1,656,975)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2015 the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2015.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$86,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($1,741,318)

7

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	86,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(127,818)
Total	$172,000,000				($1,869,136)

(a) At 1-31-15, the 3-Month LIBOR rate was 0.2531%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P13Q1	01/15
This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:

/s/ Andrew G. Arnott

_________________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

_________________________

Andrew G. Arnott

President

Date:    March 12, 2015

By:

/s/ Charles A. Rizzo

_________________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015